Consolidated Statements of Shareholders' Equity In Thousands	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Treasury stock CNY	Statutory reserves CNY	Retained earnings CNY	Accumulated other comprehensive income CNY	Non-controlling interests CNY
Balance at Dec. 31, 2007		3,398,633	2,526	133,776		168,729	3,092,062	1,332	208
Balance (in shares) at Dec. 31, 2007			3,036,271
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		18,407	13	18,394
Ordinary shares issued upon exercise of employee stock options (in shares)			19,428
Ordinary shares issued upon conversion of convertible notes		602,026	125	601,901
Ordinary shares issued upon conversion of convertible notes (in shares)			182,720
Repurchase of shares		(165,727)			(165,727)
Repurchase of shares (in shares)					(31,950)
Cancellation of repurchased shares		(165,727)	(22)	(109,398)	165,727		(56,307)
Cancellation of repurchased shares (in shares)			(31,950)		31,950
Share-based compensation cost		67,949		67,949
Appropriation to statutory reserves						27,143	(27,143)
Net income		1,596,663					1,596,688		(25)
Option exercised in a subsidiary by non-controlling shareholders		26							26
Disposal of investments		(1,332)						(1,332)
Balance at Dec. 31, 2008		5,516,645	2,642	712,622		195,872	4,605,300		209
Balance (in shares) at Dec. 31, 2008			3,206,469
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		40,514	22	40,492
Ordinary shares issued upon exercise of employee stock options (in shares)			31,556
Share-based compensation cost		31,385		31,385
Appropriation to statutory reserves						29,912	(29,912)
Net income		1,836,779					1,850,436		(13,657)
Option exercised in a subsidiary by non-controlling shareholders		19							19
Other		2		(10)			17		(5)
Balance at Dec. 31, 2009		7,425,344	2,664	784,489		225,784	6,425,841		(13,434)
Balance (in shares) at Dec. 31, 2009	3,238,025		3,238,025
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,123	9	24,114
Ordinary shares issued upon exercise of employee stock options (in shares)			14,339
Share-based compensation cost		42,130		42,130
Appropriation to statutory reserves						96,184	(96,184)
Net income	338,185	2,232,025					2,235,772		(3,747)
Option exercised in a subsidiary by non-controlling shareholders		16							16
Other				(9)			17		(8)
Balance at Dec. 31, 2010	$ 1,473,278	9,723,638	2,673	850,724		321,968	8,565,446		(17,173)
Balance (in shares) at Dec. 31, 2010	3,252,364		3,252,364